Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 29,856	$ 10,650
Debt securities, available for sale, at fair value	29,569	10,667
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,744	9,052
Debt Securities, Available-for-sale, Unrealized Gain		5
Debt Securities, Available-for-sale, Unrealized Loss	(521)	(103)
Debt securities, available for sale, at fair value	8,223	8,954
Domestic Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	16,476
Debt Securities, Available-for-sale, Unrealized Gain	188
Debt Securities, Available-for-sale, Unrealized Loss	(9)
Debt securities, available for sale, at fair value	16,655
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	639	1,598
Debt Securities, Available-for-sale, Unrealized Gain	14	115
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	653	1,713
Foreign Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,997
Debt Securities, Available-for-sale, Unrealized Gain	44
Debt Securities, Available-for-sale, Unrealized Loss	(3)
Debt securities, available for sale, at fair value	4,038
Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	29,856	10,650
Debt Securities, Available-for-sale, Unrealized Gain	246	120
Debt Securities, Available-for-sale, Unrealized Loss	(533)	(103)
Debt securities, available for sale, at fair value	$ 29,569	$ 10,667